Subsidiaries - Additional Information (Detail)	Dec. 01, 2016 ₨ / shares shares	Mar. 31, 2017 ₨ / shares	Mar. 31, 2016 ₨ / shares
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity shares, par value		₨ 2.0	₨ 2.0
HDB Financial Services Limited
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
The stake-holding of the Bank		96.80%
Atlas Documentary Facilitators Company Private Ltd
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
The stake-holding of the Bank	59.00%
HDFC Securities Ltd.
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
The stake-holding of the Bank		97.90%
Atlas Documentary Facilitators Company Private Ltd | HBL Global Private Ltd
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
The stake-holding of the Bank		98.00%
HDB Financial Services Limited | Atlas Documentary Facilitators Company Private Ltd
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity shares, issued | shares	7,540,515
Equity shares, par value	₨ 10
Share exchange ratio	16.75
HDB Financial Services Limited | HBL Global Private Ltd
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity shares, issued | shares	20,470
Equity shares, par value	₨ 10
Share exchange ratio	102.35